Income Taxes (Income before Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United States	$ 2,194	$ 1,954	$ 1,735
Other countries	224	(348)	233
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	$ 2,418	$ 1,606	$ 1,968